Other reserves - Others (Details) - CNY (¥)			12 Months Ended
	Aug. 17, 2020	Jan. 14, 2020	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Issuance of ordinary shares			¥ 2,697,679,000
Over-allotment options
Disclosure of reserves within equity [line items]
Total consideration		¥ 225,727,710
Issuance of ordinary shares		728
Share premium		¥ 225,727,000
Underwritten public offerings
Disclosure of reserves within equity [line items]
Total consideration	¥ 2,471,951,645
Issuance of ordinary shares	4,305
Share premium	¥ 2,471,947,000